Debt Securities in Issue	6 Months Ended
Sep. 30, 2021
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Debt Securities in Issue
9	DEBT SECURITIES IN ISSUE
Debt securities in issue at September 30, 2021 and March 31, 2021 consisted of the following:

	At September 30, 2021	At March 31, 2021

	(In millions)
Commercial paper	¥2,473,145	¥2,325,290
Unsubordinated bonds	8,015,060	7,625,948
Subordinated bonds	1,199,389	1,277,362

Total debt securities in issue	¥11,687,594	¥11,228,600